Additional Capital Disclosures - Capital Structure Management (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)	Dec. 31, 2017 EUR (€)	Jan. 01, 2017 EUR (€)	Dec. 31, 2014 EUR (€)
Capital structure Management
Equity	$ 30,704.0		€ 26,397	€ 23,295	€ 25,540	€ 26,380	€ 19,534
Equity as a percent of total equity and liabilities	60.00%		60.00%		60.00%
Equity - percentage change over prior period	(3.00%)	(3.00%)
Current liabilities	$ 12,275.0		€ 9,674		€ 10,210
Current liabilities as a percent of total equity and liabilities	24.00%		22.00%		24.00%
Current liabilities - percentage change over prior period	6.00%	6.00%
Non-current liabilities	$ 8,112.0		€ 8,205		€ 6,747
Noncurrent liabilities as a percent of total equity and liabilities	16.00%		19.00%		16.00%
Noncurrent liabilities - percentage change over prior period	(18.00%)	(18.00%)
Total liabilities	$ 20,386.0		€ 17,880		€ 16,958
Liabilities as a percent of total equity and liabilities	40.00%		40.00%		40.00%
Liabilities - percentage change over prior period	(5.00%)	(5.00%)
Total equity and liabilities	$ 51,090.0		€ 44,277		€ 42,497
Total equity and liabilities as a percent of total equity and liabilities	100.00%		100.00%		100.00%
Total equity and liabilities - percentage change over prior period	(4.00%)	(4.00%)
Repayment of borrowings	$ 1,673.0	€ 1,391	€ 1,800	€ 3,852
Total financial debt percentage point decrease over prior period	3.00%	3.00%
Total financial debt as a percent of total equity and liabilities	15.00%		18.00%		15.00%
Eurobond
Capital structure Management
Repayment of borrowings | €		€ 1,000
Private placements
Capital structure Management
Repayment of borrowings | $	$ 442.5